Income Tax and Social contribution - Schedule of Income Tax and Social Contribution (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Loss before income tax and social contribution	R$ (2,536,265)	R$ (452,926)	R$ 414,129
Combined tax rate	34.00%	34.00%	34.00%
Income tax and social contribution statutory rate	R$ 862,330	R$ 153,995	R$ (140,804)
Adjustments to calculate the effective tax rate:
Taxable profit on foreign subsidiaries	(3,020)	(21,867)	(13,496)
Exchange differences on foreign subsidiaries	(7,321)	24,917	27,064
Unrecorded deferred tax on tax loss and on temporary differences	(880,375)	(400,187)	56,598
Deferred income tax on tax losses included in the PERT	84,712		83,143
Permanent differences	76,958	65,971	(8,006)
Other	(105)	(5,634)	5,885
Total income tax and social contribution expenses	133,179	(182,805)	10,384
Current income tax and social contribution	(2,228)	(11,224)	2,875
Deferred income tax and social contribution	135,407	(171,581)	7,509
Total income tax and social contribution expenses	R$ 133,179	R$ (182,805)	R$ 10,384